American Funds Mortgage Fund®
Investment portfolio
November 30, 2021
unaudited
Bonds, notes & other debt instruments 80.60% Mortgage-backed obligations 57.52% Federal agency mortgage-backed obligations 49.36%	Principal amount (000)	Value (000)
Fannie Mae Pool #AZ0554 3.50% 2030[1]	$66	$70
Fannie Mae Pool #AY1948 3.50% 2030[1]	54	57
Fannie Mae Pool #AZ4646 3.50% 2030[1]	43	46
Fannie Mae Pool #BD2402 3.00% 2031[1]	196	206
Fannie Mae Pool #BM1275 3.00% 2032[1]	516	546
Fannie Mae Pool #BJ5987 3.00% 2032[1]	378	397
Fannie Mae Pool #MA3218 3.00% 2032[1]	15	16
Fannie Mae Pool #MA1640 2.50% 2033[1]	997	1,027
Fannie Mae Pool #AB9299 2.50% 2033[1]	159	163
Fannie Mae Pool #BJ4876 3.00% 2033[1]	430	450
Fannie Mae Pool #AU7556 3.00% 2033[1]	348	359
Fannie Mae Pool #BM5111 3.00% 2033[1]	193	205
Fannie Mae Pool #BJ4856 3.00% 2033[1]	117	124
Fannie Mae Pool #BJ4573 3.00% 2033[1]	13	13
Fannie Mae Pool #BM3919 3.00% 2033[1]	13	13
Fannie Mae Pool #BJ9000 3.50% 2033[1]	135	144
Fannie Mae Pool #CA2106 3.50% 2033[1]	22	23
Fannie Mae Pool #695412 5.00% 2033[1]	4	4
Fannie Mae Pool #BO6247 2.50% 2034[1]	6,125	6,373
Fannie Mae Pool #BO7207 2.50% 2034[1]	550	571
Fannie Mae Pool #FM1490 3.50% 2034[1]	1,422	1,510
Fannie Mae Pool #AD3566 5.00% 2035[1]	45	50
Fannie Mae Pool #MA2746 4.00% 2036[1]	3,228	3,520
Fannie Mae Pool #MA2717 4.00% 2036[1]	1,993	2,178
Fannie Mae Pool #AS7224 4.00% 2036[1]	1,694	1,848
Fannie Mae Pool #MA2819 4.00% 2036[1]	1,653	1,803
Fannie Mae Pool #MA2787 4.00% 2036[1]	816	888
Fannie Mae Pool #MA2630 4.00% 2036[1]	364	397
Fannie Mae Pool #MA3186 4.00% 2037[1]	4,933	5,322
Fannie Mae Pool #MA3099 4.00% 2037[1]	2,370	2,572
Fannie Mae Pool #889101 1.606% 2038[1,2]	610	627
Fannie Mae Pool #964279 2.095% 2038[1,2]	598	606
Fannie Mae Pool #964708 2.265% 2038[1,2]	78	78
Fannie Mae Pool #AC0794 5.00% 2039[1]	164	187
Fannie Mae Pool #931768 5.00% 2039[1]	34	39
Fannie Mae Pool #AE7629 2.06% 2040[1,2]	190	197
Fannie Mae Pool #AL9335 2.075% 2040[1,2]	21,265	22,393
Fannie Mae Pool #AD1823 5.00% 2040[1]	441	475
Fannie Mae Pool #932606 5.00% 2040[1]	95	107
Fannie Mae Pool #MA4387 2.00% 2041[1]	418	426
Fannie Mae Pool #AL9326 2.109% 2041[1,2]	24,234	25,545
Fannie Mae Pool #AL9327 2.11% 2041[1,2]	18,543	19,559
Fannie Mae Pool #AL9531 2.128% 2041[1,2]	23,711	25,008
Fannie Mae Pool #AL0073 2.145% 2041[1,2]	1,604	1,690
Fannie Mae Pool #AE0789 2.164% 2041[1,2]	2,053	2,163
American Funds Mortgage Fund — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AE0844 2.184% 2041[1,2]	$2,062	$2,174
Fannie Mae Pool #AJ1873 4.00% 2041[1]	210	232
Fannie Mae Pool #AE1248 5.00% 2041[1]	260	295
Fannie Mae Pool #AE1277 5.00% 2041[1]	111	126
Fannie Mae Pool #AE1274 5.00% 2041[1]	65	74
Fannie Mae Pool #AE1283 5.00% 2041[1]	61	68
Fannie Mae Pool #AP7819 1.91% 2042[1,2]	2,115	2,220
Fannie Mae Pool #AL2000 1.942% 2042[1,2]	2,394	2,515
Fannie Mae Pool #AL1941 1.951% 2042[1,2]	2,949	3,098
Fannie Mae Pool #AL2184 1.981% 2042[1,2]	4,895	5,148
Fannie Mae Pool #AL9532 1.991% 2042[1,2]	27,447	28,852
Fannie Mae Pool #AL9533 2.035% 2042[1,2]	13,007	13,681
Fannie Mae Pool #AL9530 2.088% 2042[1,2]	18,917	19,927
Fannie Mae Pool #AP7553 3.00% 2042[1]	4,932	5,239
Fannie Mae Pool #AE1290 5.00% 2042[1]	130	147
Fannie Mae Pool #AU0626 2.275% 2043[1]	172	174
Fannie Mae Pool #AT7470 2.275% 2043[1]	111	113
Fannie Mae Pool #AU8121 2.275% 2043[1]	96	97
Fannie Mae Pool #AU8120 2.275% 2043[1]	75	76
Fannie Mae Pool #AT5898 3.00% 2043[1]	7,816	8,282
Fannie Mae Pool #AT7457 3.025% 2043[1]	187	194
Fannie Mae Pool #AL3829 3.50% 2043[1]	1,521	1,648
Fannie Mae Pool #AT7161 3.50% 2043[1]	590	634
Fannie Mae Pool #AR1512 3.50% 2043[1]	192	207
Fannie Mae Pool #AT3954 3.50% 2043[1]	94	100
Fannie Mae Pool #AT0412 3.50% 2043[1]	86	93
Fannie Mae Pool #AT0300 3.50% 2043[1]	55	59
Fannie Mae Pool #MA1583 4.00% 2043[1]	3,045	3,310
Fannie Mae Pool #AY1829 3.50% 2044[1]	111	118
Fannie Mae Pool #AX8521 3.50% 2044[1]	106	114
Fannie Mae Pool #AW8240 3.50% 2044[1]	31	32
Fannie Mae Pool #BE5017 3.50% 2045[1]	826	888
Fannie Mae Pool #BE5009 3.50% 2045[1]	413	441
Fannie Mae Pool #BH4101 3.50% 2047[1]	39,526	41,697
Fannie Mae Pool #BE8740 3.50% 2047[1]	731	782
Fannie Mae Pool #BD2440 3.50% 2047[1]	468	497
Fannie Mae Pool #BE8742 3.50% 2047[1]	116	125
Fannie Mae Pool #BH2846 3.50% 2047[1]	45	48
Fannie Mae Pool #BH2848 3.50% 2047[1]	42	44
Fannie Mae Pool #BH2847 3.50% 2047[1]	31	33
Fannie Mae Pool #BJ5015 4.00% 2047[1]	1,558	1,697
Fannie Mae Pool #BH3122 4.00% 2047[1]	41	43
Fannie Mae Pool #MA3002 4.50% 2047[1]	1,103	1,163
Fannie Mae Pool #BM4488 3.369% 2048[1,2]	7,402	7,671
Fannie Mae Pool #BJ4901 3.50% 2048[1]	546	587
Fannie Mae Pool #CA2850 4.00% 2048[1]	1,846	2,021
Fannie Mae Pool #BK6840 4.00% 2048[1]	1,004	1,090
Fannie Mae Pool #BK5232 4.00% 2048[1]	732	794
Fannie Mae Pool #BK9743 4.00% 2048[1]	302	328
Fannie Mae Pool #BM2006 4.00% 2048[1]	24	26
Fannie Mae Pool #CA2205 4.50% 2048[1]	5,890	6,318
Fannie Mae Pool #BK9761 4.50% 2048[1]	144	158
Fannie Mae Pool #BN1576 4.50% 2048[1]	92	99
Fannie Mae Pool #BO5176 3.00% 2049[1]	5,266	5,561
American Funds Mortgage Fund — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ8402 3.42% 2049[1,2]	$1,267	$1,310
Fannie Mae Pool #CA4151 3.50% 2049[1]	7,767	8,395
Fannie Mae Pool #FM1062 3.50% 2049[1]	6,281	6,777
Fannie Mae Pool #FM1443 3.50% 2049[1]	4,623	4,965
Fannie Mae Pool #BN6708 3.50% 2049[1]	1,792	1,919
Fannie Mae Pool #BJ8411 3.50% 2049[1]	1,542	1,658
Fannie Mae Pool #BF0320 5.50% 2049[1]	2,823	3,262
Fannie Mae Pool #CA5496 3.00% 2050[1]	59,797	63,228
Fannie Mae Pool #CA5539 3.00% 2050[1]	19,292	20,320
Fannie Mae Pool #CA5536 3.00% 2050[1]	13,375	14,108
Fannie Mae Pool #CA5540 3.00% 2050[1]	6,677	7,033
Fannie Mae Pool #CA5338 3.00% 2050[1]	3,160	3,299
Fannie Mae Pool #FM2664 3.50% 2050[1]	6,514	7,034
Fannie Mae Pool #FM3834 4.50% 2050[1]	21,523	23,133
Fannie Mae Pool #FM9632 3.00% 2051[1]	7,147	7,546
Fannie Mae Pool #CB0041 3.00% 2051[1]	6,824	7,242
Fannie Mae Pool #FM9631 3.00% 2051[1]	6,056	6,388
Fannie Mae Pool #CB2292 3.00% 2051[1]	1,340	1,421
Fannie Mae Pool #CB2293 3.00% 2051[1]	1,341	1,417
Fannie Mae Pool #MA4381 3.50% 2051[1]	477	505
Fannie Mae Pool #MA4401 3.50% 2051[1]	37	39
Fannie Mae Pool #AS0745 3.50% 2053[1]	1,034	1,068
Fannie Mae Pool #BM6693 3.50% 2059[1]	81,829	88,291
Fannie Mae Pool #BF0379 3.50% 2059[1]	4,624	5,012
Fannie Mae Pool #BF0497 3.00% 2060[1]	2,131	2,255
Fannie Mae Pool #BF0481 3.50% 2060[1]	3,216	3,486
Fannie Mae Pool #BF0480 3.50% 2060[1]	1,953	2,128
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	150	151
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	182	183
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	12	12
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	356	360
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	47	47
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.483% 2023[1,2]	389	395
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.61% 2024[1,2]	328	336
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.639% 2024[1,2]	524	540
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.708% 2024[1,2]	357	370
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	8	8
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	54	55
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	425	434
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	640	653
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	269	274
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	66	67
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	291	298
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	75	75
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	17	17
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	46	47
Freddie Mac Pool #ZT1332 3.00% 2030[1]	1,636	1,723
Freddie Mac Pool #G16634 3.00% 2031[1]	2,481	2,622
Freddie Mac Pool #C91593 2.50% 2032[1]	39	40
Freddie Mac Pool #ZS8675 2.50% 2032[1]	11	11
Freddie Mac Pool #C91720 2.50% 2033[1]	73	76
Freddie Mac Pool #ZS8087 2.50% 2033[1]	32	33
Freddie Mac Pool #V61960 3.00% 2033[1]	1,203	1,268
Freddie Mac Pool #ZS8710 3.00% 2033[1]	2	2
American Funds Mortgage Fund — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QN1197 2.50% 2034[1]	$5,346	$5,559
Freddie Mac Pool #SB8041 3.00% 2035[1]	1	1
Freddie Mac Pool #C91899 4.00% 2036[1]	735	794
Freddie Mac Pool #K93558 4.00% 2036[1]	585	629
Freddie Mac Pool #C91877 4.00% 2036[1]	499	542
Freddie Mac Pool #G03699 6.00% 2038[1]	68	79
Freddie Mac Pool #840222 2.146% 2040[1,2]	5,809	6,128
Freddie Mac Pool #Q05343 4.00% 2041[1]	330	355
Freddie Mac Pool #Q18236 3.50% 2043[1]	655	707
Freddie Mac Pool #Q19133 3.50% 2043[1]	226	244
Freddie Mac Pool #Q17696 3.50% 2043[1]	200	216
Freddie Mac Pool #Q15874 4.00% 2043[1]	50	54
Freddie Mac Pool #Q28558 3.50% 2044[1]	1,762	1,897
Freddie Mac Pool #760014 2.888% 2045[1,2]	3,760	3,881
Freddie Mac Pool #760012 3.113% 2045[1,2]	679	704
Freddie Mac Pool #760013 3.181% 2045[1,2]	534	554
Freddie Mac Pool #G60238 3.50% 2045[1]	6,353	6,829
Freddie Mac Pool #G67700 3.50% 2046[1]	2,332	2,505
Freddie Mac Pool #T65389 3.50% 2046[1]	74	77
Freddie Mac Pool #Q40896 4.50% 2046[1]	596	647
Freddie Mac Pool #760015 2.644% 2047[1,2]	1,360	1,404
Freddie Mac Pool #Q45650 3.50% 2047[1]	10,081	10,816
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,138	1,218
Freddie Mac Pool #Q51622 3.50% 2047[1]	843	908
Freddie Mac Pool #Q47615 3.50% 2047[1]	705	757
Freddie Mac Pool #T65448 4.00% 2047[1]	1,116	1,165
Freddie Mac Pool #Q55056 3.50% 2048[1]	825	877
Freddie Mac Pool #Q54701 3.50% 2048[1]	791	847
Freddie Mac Pool #Q54709 3.50% 2048[1]	683	728
Freddie Mac Pool #Q54782 3.50% 2048[1]	582	622
Freddie Mac Pool #Q54700 3.50% 2048[1]	578	620
Freddie Mac Pool #Q56590 3.50% 2048[1]	391	420
Freddie Mac Pool #Q54781 3.50% 2048[1]	304	326
Freddie Mac Pool #Q56591 3.50% 2048[1]	275	292
Freddie Mac Pool #Q54831 3.50% 2048[1]	217	234
Freddie Mac Pool #Q54699 3.50% 2048[1]	156	168
Freddie Mac Pool #Q56589 3.50% 2048[1]	136	145
Freddie Mac Pool #Q55060 3.50% 2048[1]	122	130
Freddie Mac Pool #Q54698 3.50% 2048[1]	112	120
Freddie Mac Pool #G67711 4.00% 2048[1]	18,602	20,273
Freddie Mac Pool #Q56599 4.00% 2048[1]	1,169	1,271
Freddie Mac Pool #Q56175 4.00% 2048[1]	779	843
Freddie Mac Pool #Q55971 4.00% 2048[1]	757	820
Freddie Mac Pool #Q55970 4.00% 2048[1]	382	419
Freddie Mac Pool #Q58411 4.50% 2048[1]	1,810	1,992
Freddie Mac Pool #Q58436 4.50% 2048[1]	780	864
Freddie Mac Pool #Q58378 4.50% 2048[1]	651	711
Freddie Mac Pool #Q57242 4.50% 2048[1]	202	221
Freddie Mac Pool #Q55469 5.00% 2048[1]	1,224	1,346
Freddie Mac Pool #RA1339 3.00% 2049[1]	20,125	21,109
Freddie Mac Pool #QA4673 3.00% 2049[1]	7,575	8,001
Freddie Mac Pool #SD7503 3.50% 2049[1]	41,104	43,959
Freddie Mac Pool #RA1580 3.50% 2049[1]	5,453	5,893
Freddie Mac Pool #RA1463 3.50% 2049[1]	5,440	5,880
American Funds Mortgage Fund — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA0284 3.50% 2049[1]	$3,046	$3,274
Freddie Mac Pool #QA2748 3.50% 2049[1]	763	821
Freddie Mac Pool #RA2596 2.50% 2050[1]	1,220	1,261
Freddie Mac Pool #RA2319 3.00% 2050[1]	5,235	5,466
Freddie Mac Pool #SD0187 3.00% 2050[1]	3,813	4,028
Freddie Mac Pool #RA1996 3.50% 2050[1]	15,587	16,532
Freddie Mac Pool #SD8053 4.50% 2050[1]	3,393	3,650
Freddie Mac Pool #SD8164 3.50% 2051[1]	13,694	14,448
Freddie Mac Pool #SD8163 3.50% 2051[1]	61	65
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	382	386
Freddie Mac, Series K032, Class A2, Multi Family, 3.31% 2023[1]	2,400	2,484
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 2025[1]	2,500	2,669
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	3,050	3,488
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	2,400	2,749
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	2,500	2,885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	11,986	12,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	6,578	6,814
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	5,547	5,757
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	5,516	5,716
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[1,2]	12,767	13,262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,285	2,450
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	12,374	13,147
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	68,661	72,619
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	44,561	47,350
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	25,122	26,693
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,374	2,474
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	1,808	1,922
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	2,490	2,611
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	1,687	1,793
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	1,406	1,494
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	891	947
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	837	874
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	27,321	28,350
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	56,570	58,651
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	13,288	13,686
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	47,886	49,589
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	79,310	82,713
Government National Mortgage Assn. 2.00% 2051[1,4]	2,663	2,698
Government National Mortgage Assn. 2.50% 2051[1,4]	35,302	36,273
Government National Mortgage Assn. 3.00% 2051[1,4]	57,386	59,502
Government National Mortgage Assn. 3.50% 2051[1,4]	779	814
Government National Mortgage Assn. 2.00% 2052[1,4]	687	693
Government National Mortgage Assn. 2.50% 2052[1,4]	124,093	127,254
Government National Mortgage Assn. Pool #778208 4.00% 2032[1]	531	571
Government National Mortgage Assn. Pool #778205 4.00% 2032[1]	357	384
Government National Mortgage Assn. Pool #796771 6.50% 2032[1]	458	517
Government National Mortgage Assn. Pool #AH5896 3.75% 2034[1]	737	791
Government National Mortgage Assn. Pool #AD0867 4.25% 2034[1]	768	846
Government National Mortgage Assn. Pool #417292 3.25% 2035[1]	2,145	2,262
Government National Mortgage Assn. Pool #AH5908 3.25% 2035[1]	1,443	1,521
Government National Mortgage Assn. Pool #AH5904 3.25% 2035[1]	1,142	1,204
Government National Mortgage Assn. Pool #AH5907 3.25% 2035[1]	977	1,020
Government National Mortgage Assn. Pool #AC2887 5.00% 2035[1]	201	217
Government National Mortgage Assn. Pool #AA7288 3.75% 2037[1]	369	392
American Funds Mortgage Fund — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #773549 6.50% 2038[1]	$141	$150
Government National Mortgage Assn. Pool #AA4803 6.50% 2038[1]	51	58
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,350	1,542
Government National Mortgage Assn. Pool #AH5905 3.25% 2040[1]	938	986
Government National Mortgage Assn. Pool #AH5912 3.25% 2040[1]	688	722
Government National Mortgage Assn. Pool #AH5909 3.25% 2040[1]	477	501
Government National Mortgage Assn. Pool #704926 5.00% 2040[1]	54	58
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,501	1,737
Government National Mortgage Assn. Pool #MA0273 4.00% 2041[1]	727	748
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	680	736
Government National Mortgage Assn. Pool #AC2904 4.50% 2041[1]	601	649
Government National Mortgage Assn. Pool #MA0310 4.50% 2041[1]	457	485
Government National Mortgage Assn. Pool #AB3621 4.50% 2041[1]	209	223
Government National Mortgage Assn. Pool #MA0274 4.50% 2041[1]	210	223
Government National Mortgage Assn. Pool #AE5743 5.00% 2041[1]	1,605	1,742
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	1,056	1,174
Government National Mortgage Assn. Pool #005158 5.00% 2041[1]	536	582
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	46	48
Government National Mortgage Assn. Pool #793043 2.75% 2042[1]	458	475
Government National Mortgage Assn. Pool #AB1330 2.75% 2042[1]	354	365
Government National Mortgage Assn. Pool #AB1591 2.75% 2042[1]	221	228
Government National Mortgage Assn. Pool #799829 2.75% 2042[1]	203	209
Government National Mortgage Assn. Pool #AA0526 2.75% 2042[1]	114	117
Government National Mortgage Assn. Pool #799343 3.50% 2042[1]	413	443
Government National Mortgage Assn. Pool #792276 3.50% 2042[1]	266	280
Government National Mortgage Assn. Pool #770242 4.00% 2042[1]	487	532
Government National Mortgage Assn. Pool #770241 4.00% 2042[1]	393	424
Government National Mortgage Assn. Pool #AC2872 4.00% 2042[1]	324	346
Government National Mortgage Assn. Pool #AB2159 4.50% 2042[1]	554	601
Government National Mortgage Assn. Pool #AA7306 3.50% 2043[1]	833	883
Government National Mortgage Assn. Pool #AG5105 3.50% 2043[1]	513	541
Government National Mortgage Assn. Pool #AG5106 4.00% 2043[1]	579	610
Government National Mortgage Assn. Pool #AH5880 3.75% 2044[1]	1,117	1,220
Government National Mortgage Assn. Pool #AH5881 4.25% 2044[1]	554	607
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	1,255	1,310
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	5,280	5,639
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	9,840	10,458
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	1,227	1,303
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[1]	488	519
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	453	482
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	21	23
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	99,544	103,469
Government National Mortgage Assn. Pool #773441 4.979% 2062[1]	1	1
Government National Mortgage Assn. Pool #AG8235 5.216% 2064[1]	1	1
Government National Mortgage Assn. Pool #AI2366 4.469% 2065[1]	17	18
Government National Mortgage Assn. Pool #AQ8290 4.898% 2066[1]	6	7
Government National Mortgage Assn. Pool #AQ8292 5.132% 2066[1]	4	4
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.241% 2061[1,2]	4	4
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.535% 2066[1,2]	50,975	763
Uniform Mortgage-Backed Security 1.50% 2036[1,4]	30,049	30,209
Uniform Mortgage-Backed Security 2.00% 2036[1,4]	81,064	83,125
Uniform Mortgage-Backed Security 2.50% 2036[1,4]	12,436	12,894
Uniform Mortgage-Backed Security 2.00% 2037[1,4]	23,065	23,608
Uniform Mortgage-Backed Security 2.00% 2051[1,4]	66,902	66,960
American Funds Mortgage Fund — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2051[1,4]	$4,046	$4,201
Uniform Mortgage-Backed Security 3.50% 2051[1,4]	75,955	79,859
Uniform Mortgage-Backed Security 4.00% 2051[1,4]	4,663	4,970
Uniform Mortgage-Backed Security 4.50% 2051[1,4]	64,104	68,884
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	912,710	909,466
Uniform Mortgage-Backed Security 2.00% 2052[1,4]	257,692	257,350
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	849,262	866,546
Uniform Mortgage-Backed Security 2.50% 2052[1,4]	233,453	238,761
Uniform Mortgage-Backed Security 3.00% 2052[1,4]	116,989	121,364
Uniform Mortgage-Backed Security 3.00% 2052[1,4]	85,210	88,258
		4,525,525
Collateralized mortgage-backed obligations (privately originated) 6.44%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,2,3]	18,608	18,575
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[1,2,3]	112	113
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,2,3]	12,998	13,025
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 2031[1,2,3]	11,433	11,427
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,2,3]	40,892	40,907
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 3.369% 2035[1,3]	5,000	5,114
COLT Funding LLC, Series 2021-5, Class A1, 1.726% 2061[1,2,3]	4,435	4,466
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[1,2,3]	2,448	2,534
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,2,3]	15,181	15,315
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[1,2,3]	9,833	9,863
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,2,3]	18,870	18,999
GCAT, Series 2021-NQM6, Class A1, 1.688% 2066[1,2,3]	13,202	13,287
JPMorgan Structured Financing Trust, Series 2021-EBO1, Class A, (1-month USD-LIBOR + 1.00%) 1.093% 2022[1,2,3,5,6]	1,156	1,156
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[1,2,3]	5,053	5,024
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[1,2,3]	15,590	15,564
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[1,2,3]	19,416	19,413
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,2,3]	24,696	24,620
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 0.942% 2055[1,2,3]	65,000	65,065
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[1,2,3]	464	472
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.091% 2023[1,2,3]	10,019	10,032
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.782% 2022[1,2,3]	41,000	41,053
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.782% 2022[1,2,3]	24,000	24,042
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,2,3]	31,378	31,379
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[1,2,3]	26,674	26,628
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[1,2,3]	19,210	19,149
RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259% 2031[1,2,3]	16,929	16,972
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,2,3]	12,754	12,565
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[1,2,3]	100,000	100,157
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[1,2,3]	11,100	11,112
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[1,2,3]	357	358
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,2,3]	908	918
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[1,2,3]	645	645
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[1,2,3]	2,540	2,583
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[1,2,3]	2,088	2,115
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[1,2,3]	1,672	1,705
American Funds Mortgage Fund — Page 7 of 15

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[1,2,3]	$3,324	$3,411
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[1,2,3]	927	943
		590,706
Commercial mortgage-backed securities 1.72%
Bank of America Merrill Lynch Large Loan, Inc., Series 2012-PARK, Class A, 2.959% 2030[1,3]	10,663	10,866
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.79% 2036[1,2,3]	32,065	31,950
BX Trust, Series 2021-RISE, Class A, (1-month USD-LIBOR + 0.74%) 0.848% 2036[1,2,3]	7,000	7,018
BX Trust, Series 2021-ARIA, Class A, (1-month USD-LIBOR + 0.899%) 0.989% 2036[1,2,3]	26,893	26,868
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.76% 2038[1,2,3]	23,482	23,382
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.17% 2038[1,2,3]	9,788	9,798
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class A, (1-month USD-LIBOR + 1.05%) 1.14% 2038[1,2,3]	15,374	15,407
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.89% 2026[1,2,3]	6,615	6,609
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 0.99% 2038[1,2,3]	2,455	2,455
SREIT Trust, Series 2021-MFP, Class A, (1-month USD-LIBOR + 0.731%) 0.831% 2038[1,2,3]	23,078	22,981
		157,334
Total mortgage-backed obligations		5,273,565
U.S. Treasury bonds & notes 19.46% U.S. Treasury 14.17%
U.S. Treasury 0.125% 2022	56,972	56,925
U.S. Treasury 0.125% 2023	33,376	33,272
U.S. Treasury 0.125% 2023	18,000	17,934
U.S. Treasury 0.125% 2023	15,000	14,919
U.S. Treasury 0.125% 2023	5,000	4,969
U.S. Treasury 0.375% 2023	142,440	142,062
U.S. Treasury 0.50% 2026	23,587	23,009
U.S. Treasury 0.75% 2026	185,671	182,937
U.S. Treasury 0.75% 2026	15,000	14,733
U.S. Treasury 0.75% 2026	11,400	11,218
U.S. Treasury 0.875% 2026	21,000	20,733
U.S. Treasury 0.625% 2027	31,500	30,290
U.S. Treasury 0.75% 2028	13,208	12,782
U.S. Treasury 1.00% 2028	10,000	9,777
U.S. Treasury 1.125% 2028	48,750	48,296
U.S. Treasury 1.25% 2028[7]	165,000	164,401
U.S. Treasury 1.25% 2028	19,000	18,891
U.S. Treasury 1.25% 2028	4,000	3,970
U.S. Treasury 1.25% 2028	3,800	3,783
U.S. Treasury 0.875% 2030	17,367	16,610
U.S. Treasury 1.125% 2031	19,100	18,654
U.S. Treasury 1.25% 2031	6,000	5,906
U.S. Treasury 1.375% 2031	6,236	6,199
U.S. Treasury 1.625% 2031	14,000	14,276
U.S. Treasury 1.375% 2040	15,668	14,436
U.S. Treasury 1.875% 2041	43,408	43,524
U.S. Treasury 3.125% 2048	7,000	8,959
U.S. Treasury 3.375% 2048	406	544
U.S. Treasury 1.375% 2050[7]	170,100	153,386
U.S. Treasury 1.625% 2050[7]	171,000	163,973
U.S. Treasury 1.875% 2051	13,624	13,853
American Funds Mortgage Fund — Page 8 of 15

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.00% 2051	$18,372	$19,239
U.S. Treasury 2.375% 2051	4,108	4,656
		1,299,116
U.S. Treasury inflation-protected securities 5.29%
U.S. Treasury Inflation-Protected Security 0.125% 2023[8]	62,366	64,952
U.S. Treasury Inflation-Protected Security 0.375% 2023[8]	47,145	50,001
U.S. Treasury Inflation-Protected Security 0.625% 2023[8]	30,386	32,033
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	31,066	33,308
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	8,200	8,797
U.S. Treasury Inflation-Protected Security 0.50% 2024[8]	22,595	24,230
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	28,987	31,056
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	25,094	27,333
U.S. Treasury Inflation-Protected Security 0.125% 2031[8]	105,366	117,914
U.S. Treasury Inflation-Protected Security 2.125% 2041[8]	601	939
U.S. Treasury Inflation-Protected Security 0.75% 2042[8]	36,798	46,943
U.S. Treasury Inflation-Protected Security 1.00% 2049[7,8]	33,136	47,612
		485,118
Total U.S. Treasury bonds & notes		1,784,234
Asset-backed obligations 3.36%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.074% 2030[1,2,3]	5,023	5,024
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.072% 2030[1,2,3]	1,523	1,523
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.048% 2028[1,2,3]	3,215	3,215
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.16% 2030[1,2,3]	3,740	3,740
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,3]	1,712	1,706
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,3]	1,545	1,540
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	5,855	5,844
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.105% 2030[1,2,3]	4,738	4,738
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,3]	14,529	14,476
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,3]	2,354	2,328
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,3]	19,612	19,302
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[1,2,3]	11	11
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,3]	6,825	6,788
Drive Auto Receivables Trust, Series 2020-2, Class A3, 0.83% 2024[1]	402	402
Drivetime Auto Owner Trust, Series 2020-2A, Class A, 1.14% 2024[1,3]	582	583
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.104% 2028[1,2,3]	5,852	5,850
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,2,3]	2,791	2,791
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,3]	13,654	13,571
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,3]	7,500	7,496
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.124% 2029[1,2,3]	2,754	2,754
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.13% 2030[1,2,3]	5,075	5,078
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.274% 2029[1,2,3]	3,888	3,888
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,3]	4,156	4,109
American Funds Mortgage Fund — Page 9 of 15

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,3]		$5,654	$5,611
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,3]		11,079	10,969
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,3]		6,568	6,484
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 2070[1,3]		8,099	8,093
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.831% 2062[1,2,3]		18,857	18,872
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[1,3]		10,371	10,268
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,3]		13,026	12,870
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,3]		36,069	35,717
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 2061[1,3]		38,500	37,899
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.094% 2030[1,2,3]		1,608	1,608
OnDeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,3]		15,405	15,368
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,2,3]		5,345	5,360
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.102% 2027[1,2,3]		1,475	1,476
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.18% 2028[1,2,3]		901	902
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.032% 2029[1,2,3]		1,917	1,917
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.064% 2030[1,2,3]		4,231	4,231
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,3]		2,652	2,584
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,2,3]		5,060	5,061
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.112% 2030[1,2,3]		2,962	2,962
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.204% 2030[1,2,3]		3,055	3,055
			308,064
Bonds & notes of governments & government agencies outside the U.S. 0.22%
CPPIB Capital, Inc. 0.875% 2026[3]		8,500	8,259
Oesterreichische Kontrollbank AG 0.50% 2024		5,145	5,092
Ontario Teachers’ Finance Trust 0.875% 2026[3]		6,314	6,190
			19,541
Corporate bonds, notes & loans 0.04% Communication services 0.04%
SBA Tower Trust 1.631% 2026[3]		3,741	3,705
Total bonds, notes & other debt instruments (cost: $7,339,379,000)			7,389,109
Short-term securities 55.08% Federal agency bills & notes 29.47%	Weighted average yield at acquisition
Federal Farm Credit Banks 12/28/2021	0.050%	5,000	4,999
Federal Farm Credit Banks 1/3/2022	0.040	24,200	24,197
Federal Farm Credit Banks 2/4/2022	0.040	60,000	59,991
Federal Farm Credit Banks 2/11/2022	0.050	20,000	19,996
Federal Farm Credit Banks 2/25/2022	0.060	55,000	54,988
Federal Farm Credit Banks 3/11/2022	0.060	27,000	26,992
Federal Farm Credit Banks 4/4/2022	0.050	10,000	9,996
Federal Farm Credit Banks 4/11/2022	0.050	12,000	11,995
Federal Farm Credit Banks 4/21/2022	0.050	20,000	19,991
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
Federal Farm Credit Banks 5/27/2022	0.060	15,000	14,990
American Funds Mortgage Fund — Page 10 of 15

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Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks 5/31/2022	0.070%	$13,000	$12,991
Federal Farm Credit Banks 6/3/2022	0.070	10,000	9,993
Federal Farm Credit Banks 6/16/2022	0.070	15,000	14,988
Federal Home Loan Bank 12/1/2021	0.040	406,000	406,000
Federal Home Loan Bank 12/3/2021	0.042	75,000	75,000
Federal Home Loan Bank 12/8/2021	0.043	46,000	45,999
Federal Home Loan Bank 12/10/2021	0.041	40,000	39,999
Federal Home Loan Bank 12/17/2021	0.038	189,453	189,443
Federal Home Loan Bank 12/22/2021	0.030	35,000	34,997
Federal Home Loan Bank 12/27/2021	0.035	50,000	49,994
Federal Home Loan Bank 12/31/2021	0.048	60,000	59,993
Federal Home Loan Bank 1/7/2022	0.045	50,000	49,994
Federal Home Loan Bank 1/14/2022	0.043	18,000	17,998
Federal Home Loan Bank 1/19/2022	0.044	97,000	96,988
Federal Home Loan Bank 1/26/2022	0.044	85,650	85,641
Federal Home Loan Bank 1/28/2022	0.045	188,600	188,580
Federal Home Loan Bank 2/2/2022	0.050	83,850	83,840
Federal Home Loan Bank 2/4/2022	0.050	80,900	80,890
Federal Home Loan Bank 2/9/2022	0.049	209,000	208,972
Federal Home Loan Bank 2/16/2022	0.050	27,000	26,996
Federal Home Loan Bank 2/18/2022	0.045	50,000	49,992
Federal Home Loan Bank 2/23/2022	0.050	77,300	77,287
Federal Home Loan Bank 2/25/2022	0.046	95,000	94,983
Federal Home Loan Bank 3/4/2022	0.047	79,450	79,435
Federal Home Loan Bank 3/8/2022	0.045	275,000	274,967
Federal Home Loan Bank 3/23/2022	0.040	93,000	92,975
			2,702,067
U.S. Treasury bills 15.33%
U.S. Treasury 1/25/2022	0.029	200,000	199,996
U.S. Treasury 2/3/2022	0.048	150,000	149,987
U.S. Treasury 2/10/2022	0.049	150,000	149,985
U.S. Treasury 3/3/2022	0.048	225,000	224,968
U.S. Treasury 3/10/2022	0.051	135,400	135,381
U.S. Treasury 3/17/2022	0.041	70,000	69,989
U.S. Treasury 3/22/2022	0.051	50,000	49,993
U.S. Treasury 3/24/2022	0.037	200,000	199,964
U.S. Treasury 5/12/2022	0.055	75,000	74,973
U.S. Treasury 6/16/2022	0.052	50,000	49,975
U.S. Treasury 7/14/2022	0.056	100,000	99,928
			1,405,139
Commercial paper 10.28%
Amazon.com, Inc. 1/24/2022[3]	0.048	10,000	9,999
Apple, Inc. 12/6/2021[3]	0.050	15,000	15,000
Apple, Inc. 12/16/2021[3]	0.050	50,000	49,999
Apple, Inc. 1/12/2022[3]	0.060	50,000	49,997
Apple, Inc. 1/13/2022[3]	0.050	65,000	64,996
BofA Securities, Inc. 12/8/2021[3]	0.060	7,300	7,300
BofA Securities, Inc. 2/1/2022[3]	0.120	17,000	16,996
CAFCO, LLC 3/2/2022[3]	0.130	40,000	39,983
Chariot Funding, LLC 12/17/2021[3]	0.110	13,400	13,399
Chariot Funding, LLC 1/7/2022[3]	0.090	50,000	49,994
Chariot Funding, LLC 1/14/2022[3]	0.120	15,000	14,998
American Funds Mortgage Fund — Page 11 of 15

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Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Chariot Funding, LLC 2/1/2022[3]	0.130%	$40,000	$39,990
CHARTA, LLC 12/10/2021[3]	0.090	50,000	49,999
CHARTA, LLC 1/18/2022[3]	0.100	30,000	29,995
CHARTA, LLC 3/7/2022[3]	0.150	18,300	18,292
Coca-Cola Co. 2/15/2022[3]	0.070	10,000	9,999
CRC Funding, LLC 1/14/2022[3]	0.100	31,000	30,996
CRC Funding, LLC 3/3/2022[3]	0.130	50,000	49,980
Crédit Agricole Corporate and Investment Bank, New York Branch 12/1/2021	0.050	25,100	25,100
ExxonMobil Corp. 12/3/2021	0.060	20,000	20,000
ExxonMobil Corp. 12/22/2021	0.060	50,000	49,998
Merck & Co., Inc. 12/3/2021[3]	0.060	33,000	33,000
Merck & Co., Inc. 12/6/2021[3]	0.057	75,000	74,999
Merck & Co., Inc. 12/7/2021[3]	0.060	22,800	22,800
Merck & Co., Inc. 12/13/2021[3]	0.060	30,000	29,999
Paccar Financial Corp. 12/3/2021	0.050	10,000	10,000
Paccar Financial Corp. 12/6/2021	0.050	10,000	10,000
Procter & Gamble Co. 1/10/2022[3]	0.060	25,000	24,999
Procter & Gamble Co. 1/24/2022[3]	0.060	40,000	39,996
Procter & Gamble Co. 2/22/2022[3]	0.070	40,000	39,994
			942,797
Total short-term securities (cost: $5,050,219,000)			5,050,003
Total investment securities 135.68% (cost: $12,389,598,000)			12,439,112
Other assets less liabilities (35.68)%			(3,271,005)
Net assets 100.00%			$9,168,107
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 11/30/2021 (000)
2 Year U.S. Treasury Note Futures	Short	91	March 2022	$(19,905)	$(4)
5 Year U.S. Treasury Note Futures	Long	623	March 2022	75,631	630
10 Year U.S. Treasury Note Futures	Long	1,256	March 2022	164,301	2,245
10 Year Ultra U.S. Treasury Note Futures	Short	1,366	March 2022	(200,653)	(3,879)
20 Year U.S. Treasury Bond Futures	Long	103	March 2022	16,699	319
30 Year Ultra U.S. Treasury Bond Futures	Long	257	March 2022	51,545	1,805
					$1,116
American Funds Mortgage Fund — Page 12 of 15

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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional (000)	Value at 11/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2021 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	0.243%	Semi-annual	5/2/2024	$600,000	$9,593	$374	$9,219
3-month USD-LIBOR	Quarterly	1.547%	Semi-annual	10/25/2024	252,000	(3,771)	—	(3,771)
3-month USD-LIBOR	Quarterly	1.548%	Semi-annual	10/28/2024	42,000	(629)	—	(629)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	161,600	27,814	(96)	27,910
3-month USD-LIBOR	Quarterly	0.811%	Semi-annual	7/27/2050	65,300	12,743	—	12,743
							$278	$45,472
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,895,758,000, which represented 20.68% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $1,156,000, which represented .01% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $45,091,000, which represented .49% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
American Funds Mortgage Fund — Page 13 of 15

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $864,707,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $1,284,733,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may
American Funds Mortgage Fund — Page 14 of 15

unaudited
transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$5,272,409	$1,156	$5,273,565
U.S. Treasury bonds & notes	—	1,784,234	—	1,784,234
Asset-backed obligations	—	308,064	—	308,064
Bonds & notes of governments & government agencies outside the U.S.	—	19,541	—	19,541
Corporate bonds, notes & loans	—	3,705	—	3,705
Short-term securities	—	5,050,003	—	5,050,003
Total	$—	$12,437,956	$1,156	$12,439,112
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,999	$—	$—	$4,999
Unrealized appreciation on interest rate swaps	—	49,872	—	49,872
Liabilities:
Unrealized depreciation on futures contracts	(3,883)	—	—	(3,883)
Unrealized depreciation on interest rate swaps	—	(4,400)	—	(4,400)
Total	$1,116	$45,472	$—	$46,588
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-042-0122O-S85380	American Funds Mortgage Fund — Page 15 of 15